Schedule of Effective Income Tax Rate (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Statutory income tax rate	24.00%	24.00%
Effect of foreign tax rate difference
Change in valuation allowance	(24.00%)	(24.00%)
Others
Effective tax rate	0.00%	0.00%
Computed expected tax benefit	$ 115,876	$ 96,169
Effect of foreign tax rate difference
Change in valuation allowance	(115,876)	(96,169)
Others
Income tax expense